Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Tax-related valuation allowance	Balance at the beginning of period	Charged to tax expense/ (benefit)	Purchase accounting adjustments	Impact of foreign currency exchange rate	Balance at the end of period
Year ended December 31, 2014	$3,050	$11,210	$—	$—	$14,260
Year ended December 31, 2015	$14,260	$(11,787)	$5,727	$74	$8,274
Year ended December 31, 2016	$8,274	$19,962	$—	$(25)	$28,211